Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share

	2025 £’000	2024 £’000	2023 £’000
Profit for the year attributable to equity holders of the Company	21,212	17,122	94,163

	2025	2024	2023
Weighted average number of shares outstanding	58,461,621	58,318,968	57,314,839

	2025	2024	2023
Earnings per share - basic (£)	0.36	0.29	1.64

	2025 £’000	2024 £’000	2023 £’000
Profit for the year attributable to equity holders of the Company	21,212	17,122	94,163

	2025	2024	2023
Weighted average number of shares outstanding	58,461,621	58,318,968	57,314,839
Diluted by: options in issue and contingent shares	413,839	430,529	767,549
Weighted average number of shares outstanding (diluted)	58,875,460	58,749,497	58,082,388

	2025	2024	2023
Earnings per share - diluted (£)	0.36	0.29	1.62